Benefit Plans (Weighted-Average Assumptions Used To Determine Net Pension Cost) (Details) (Pension [Member])	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.50%	5.90%	6.10%
Expected rate of return on plan assets	8.00%	8.00%	8.00%
Rate of compensation increase	4.00%	4.50%	4.50%